ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts receivable	$ 17,199,977	$ 15,098,733
Allowance for doubtful accounts	(605,444)	(1,467,374)	$ (644,090)
Total accounts receivable, net	$ 16,594,533	$ 13,631,359